UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Ernenwein
Title:       Chief Financial Officer
Phone:       203.422.6564

Signature, Place, and Date of Signing:


/s/ John Ernenwein         Greenwich, Connecticut          February 16, 2010
------------------------   ----------------------         -------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                                  ----
Form 13F Information Table Entry Total:                             14
                                                                 -----
Form 13F Information Table Value Total:                       $525,504
                                                              --------
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

             NONE

                                                     Blue Harbour Group, LP
                                                   Form 13F Information Table
                                                 Quarter ended December 31, 2009

                                                                                       Investment Discretion     Voting Authority
                                             Fair Market    Shares                     ---------------------     ----------------
                                             ------------   ------
                     Title of      Cusip        Value        PNR       SH/   Put/      Shared  Shared   Other
                     ---------     -----        ------      -----      ----  -----     ------- -------  -----
Issuer                 Class      Number      (x 1000s)     Amount     PRN   Call Sole Defined  Other  Managers   Sole  Shared  None
------                 -----     --------     ---------     ------     ---   ---- ---- -------  -----  --------   ----  ------  ----

------------------------------------------------------------------------------------------------------------------------------------
BROADRIDGE FINL
SOLUTIONS INC           COM      11133T103    $14,450         640,535   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS
INC                     COM      121208201    $43,612       2,317,329   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
CACI INTL INC           CL A     127190304    $55,711       1,140,459   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES RIV LABS
INTL INC                COM      159864107    $47,524       1,410,619   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
DOMINOS PIZZA INC       COM      25754A201    $13,571       1,619,500   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
                        SPON
ICON PUB LTD CO         ADR      45103T107    $34,331       1,579,890   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES
CORP                    COM      53217V109    $86,734       1,660,941   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
MANTECH INTL CORP       CL A     564563104    $34,587         715,502   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
MILLER HERMAN INC       COM      600544100     $9,406         588,236   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
NOVELL INC              COM      670006105    $41,899      10,096,099   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK INC NEW           COM      682680103    $53,083       1,191,001   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
PHILLIPS VAN
HEUSEN CORP             COM      718592108    $60,213       1,480,156   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
                        SPON
SKILLSOFT PLC           ADR      830928107    $15,291       1,459,089   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
VALUECLICK
INC                     COM      92046N102    $15,092       1,491,277   SH        SOLE                             X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                               $525,504
-----------------------------------------------------------------------------------------------------------------------------------